Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes
(19) Income Taxes

Cayman Islands Tax

Under the current Cayman Island laws, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

PRC Tax

Shandong Fuwei, being a Hi-Tech Enterprise in the Weifang Hi-Tech Industrial Zone in Shandong, the PRC, has been granted preferential tax treatments by the Tax Bureau of the PRC. According to the PRC Income Tax Law and various approval documents issued by the Tax Bureau, Shandong Fuwei’s profit was taxed at a rate of 15%. In 2014, Fuwei Films failed to be designated as a Hi-Tech Enterprise and it became subject to a standard enterprise income tax at a rate of 25% in 2014 and 2015. In 2016, Shandong Fuwei was designated as a High-and-New Tech Enterprise and as a result, it is entitled to preferential tax treatment at an EIT rate of 15% for the years ended December 31, 2016, 2017 and 2018.

If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2013, 2012 and 2011, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2013		2012	2011
	RMB	US$	RMB	RMB
Net income	-	-	-	(2,499)
Earnings per share
- Basic	-	-	-	(0.19)
- Diluted	-	-	-	(0.19)

The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2016		2015	2014
	RMB	US$	RMB	RMB
Cayman Islands	(1,352)	(195)	(2,379)	(2,267)
British Virgin Islands	(5)	(1)	(3)	(3)
PRC	(47,796)	(6,883)	(59,677)	(69,772)
U.S.A	(13)	(2)	(9)	(42)
	(49,166)	(7,081)	(62,068)	(72,084)

The Company has no material unrecognized tax benefit which would favorably affect the income taxes in future periods and does not believe there will be any significant increases or decreases within the next twelve months. No interest or penalties have been accrued at the date of adoption. As of December 31, 2016, we do not have any accrued liability for uncertain tax positions.

Shandong Fuwei was designated as a High-and-New Tech Enterprise in December 2008 and retained its status as a high-tech enterprise for three years commencing from 2011 enjoying a favorable corporate tax rate during the term from January 1, 2011 to December 31, 2013 pursuant to the Enterprise Income Tax Law. In 2014, Fuwei Films failed to be designated as High-and-New Tech Enterprise. In 2016, Shandong Fuwei was designated as High-and-new Tech Enterprise. Accordingly, the deferred taxes as of December 31, 2016 have been calculated employing the statutory rate of Shandong Fuwei of 15%.

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2014	1,043	(303)	740

Year ended December 31, 2015	-	(7,000)	(7,000)

Year ended December 31, 2016	-	(5,317)	(5,317)
Year ended December 31, 2016 (US$)	-	(766)	(766)

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 25%, 15%, 15% (the statutory tax rate of the Company’s principal subsidiary) for the year ended December 31, 2016, 2015 and 2014 for the following reasons:

	2016		2015	2014
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(49,166)	(7,081)	(62,068)	(72,084)

Computed “expected” tax expense	(218)	(31)	(218)	(218)
Non-deductible expenses	-	-	-	-
Non-taxable income	131	19	218	218
Tax holiday	87	12	-	-
Tax effect of deferred tax and tax rates differential	(5,317)	(766)	(7,000)	740

Actual income tax benefit (expense)	(5,317)	(766)	(7,000)	740

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2016 and 2015 are presented below.

	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Current
Accounts receivable	482	69	187
Other receivables	-	-	-
Inventory impairment	717	104	1,251
Estimated Loss due to Product Warranty	-	-	-
	1,199	173	1,438
Non-current
Property, plant and equipment, principally due to differences in depreciation	917	132	1,763
Construction in progress, principally due to capitalized interest	(2,656)	(382)	(4,819)
Lease prepayments, principally due to differences in charges	(341)	(49)	(587)
Allowance for advanced to supplier-long term	16	2	27
Net loss carryforward	7,099	1,022	13,729
	5,035	725	10,113
Net deferred income tax assets	6,234	898	11,551

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Considering the level of historical performance of Shandong Fuwei, we only recognized deferred tax assets for the loss of 2016 after considering the possibility of realizing the benefits under the conservatism principle.